Inventories (Tables)	12 Months Ended
Mar. 31, 2015
Inventory Disclosure [Abstract]
Components of Inventories

Inventories consist of the following components:

	31 March
(Millions of US dollars)	2015	2014

Finished goods	$150.6	$132.7
Work-in-process	6.6	6.1
Raw materials and supplies	67.5	55.0
Provision for obsolete finished goods and raw materials	(6.7)	(7.3)

Total inventories	$218.0	$186.5